OTHER COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure
OTHER COMMITMENTS AND CONTINGENCIES

In the normal course of business, there are outstanding commitments and contingencies that are not reflected in the accompanying consolidated financial statements.  The Company is a party to financial instruments with off-balance sheet risk to meet the financing needs of its customers.  These financial instruments include commitments to extend credit and standby letters of credit and involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized on the balance sheets.  The contractual amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

Loan Commitments and Letters of Credit
The contractual amounts of commitments to extend credit represent the amount of potential loss should the contract be fully drawn upon, the customer defaults and the value of any existing collateral be determined as worthless.  The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.
Financial instruments whose contract amounts represent credit risk at December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012
	(In Thousands)
Commitments to extend credit:
Commitments to originate loans	$8,742	$11,123
Undisbursed construction loans	9,193	3,406
Undisbursed home equity lines of credit	41,031	23,019
Undisbursed commercial lines of credit	59,930	23,842
Overdraft protection lines	1,221	1,190
Standby letters of credit	81	611
Total commitments	$120,198	$63,191

Commitments to originate loans at December 31, 2013 and 2012 included fixed rate loan commitments of $6.9 million and $10.6 million, respectively, at interest rates ranging from 2.75% to 5.75% and 2.63% to 7.00%, respectively.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  The Company evaluates each customer's creditworthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the counterparty.  Collateral held varies but may include residential and commercial property, accounts receivable, inventory, property, plant and equipment, deposits and securities.

Undisbursed commitments under construction, home equity or commercial lines of credit are commitments for future extensions of credit to existing customers.  Total undisbursed amounts on lines of credit may expire without being fully drawn upon and therefore, do not necessarily represent future cash requirements.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  Letters of credit are primarily issued to support public or private borrowing arrangements.  Essentially all letters of credit issued have expiration dates within one year.

Operating Lease Commitments
The Company leases certain of its branch offices and equipment under operating lease agreements that expire at various dates through 2039.  At December 31, 2013, future minimum rental commitments pursuant to the terms of noncancelable lease agreements, by year and in the aggregate, are as follows (in thousands):

2014	$1,617
2015	1,452
2016	1,291
2017	1,130
2018	1,013
Thereafter	8,424
Total	$14,927

Certain leases contain options to extend for periods of 5 to 30 years.  The cost of such extensions is not included in the above amounts.  Rental expense charged to operations for cancelable and noncancelable operating leases was $1.3 million, $1.3 million and $1.4 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Rental Income Under Subleases
The Company is subleasing excess office space under a noncancelable operating lease that expires on June 24, 2024. At December 31, 2013, future minimum lease payments receivable for the noncancelable lease agreement is as follows:

2014	$19
2015	19
2016	19
2017	19
2018	19
Thereafter	106
Total	$201

Rental income under the noncancelable lease agreement was $19,200, $18,500 and $17,400 for the years ended December 31, 2013, 2012 and 2011, respectively.

Legal Matters
Various legal claims arise from time to time in the normal course of business.  Management believes that the resolution of these matters will not have a material effect on the Company’s financial condition or results of operations.

Investment Commitments
The Bank is a limited partner in three SBICs and committed to contribute capital of $3.0 million to the limited partnerships.  The Bank recognized write-downs totaling $72,000 and $12,000 on its investment in the SBICs during the years ended December 31, 2012 and 2011, respectively.  There were no write-downs on the Bank's investment in SBICs during the year ended December 31, 2013. The SBICs, with a combined net book value of $1.3 million at December 31, 2013 and 2012, net of impairment charges and distributions are included in other assets. At December 31, 2013, the Bank’s remaining off-balance sheet commitment for capital investment in the SBICs was $766,000.